Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Revenue	$ 2,605,097	$ 120,000	$ 9,585,097	$ 680,000	$ 1,550,000	$ 0
Operating expenses
General and administrative	1,130,730	1,863,512	14,407,688	4,710,134	6,034,520	10,838,760
Research and development	1,062,505	96,906	1,865,014	1,340,754	2,414,973	464,609
Total operating expenses	2,193,235	1,960,418	16,272,702	6,050,888	8,449,493	11,303,369
Income (loss) from operations	411,862	(1,840,418)	(6,687,605)	(5,370,888)	(6,899,493)	(11,303,369)
Other income (expense)
Interest income (expense)	0	4,102	(11,319)	(23,480)	(28,232)	(160,303)
Change in derivative					0	(27,067)
Income (loss) on foreign exchange	4,266	(14,379)	(24,925)	(7,278)	(110,148)	(12,730)
Gain on debt settlement/forgiveness					0	20,651
Total other income (expense)	4,266	(10,277)	(36,244)	(30,758)	(138,380)	(179,449)
Income (loss) before provision for income taxes	416,128	(1,850,695)	(6,723,849)	(5,401,646)	(7,037,873)	(11,482,818)
Provision for income taxes	0	0	0	0	0	0
Net income (loss)	$ 416,128	$ (1,850,695)	$ (6,723,849)	$ (5,401,646)	$ (7,037,873)	$ (11,482,818)
Basic income (loss) per common share	$ 0.22	$ (1.01)	$ (3.57)	$ (2.99)	$ (3.88)	$ (6.57)
Diluted income (loss) per common share	$ 0.15	$ (1.01)	$ (3.57)	$ (2.99)
Basic weighted average common shares outstanding	1,916,554	1,830,134	1,882,088	1,803,634	1,813,069	1,747,881
Diluted weighted average common shares outstanding	2,734,760	1,830,134	1,882,088	1,803,634